ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued payroll and welfare		¥ 782,927			¥ 772,590
Tax payable		357,751			803,116
Funds collected on behalf of third-party guarantee companies (i)		231,467			425,920
Accrued customer incentives		205,072			81,297
Accrued advertisement expenses		138,411			62,472
Payable to investors		85,495			68,011
Long-term borrowings (ii)		192,419			18,590
Deposits		80,418
Others		119,616			106,749
Total accrued expenses and other liabilities		2,193,576	[1]	$ 335,940	2,338,745
Guarantee fee		165,000			107,000
Guarantee funds		66,000			¥ 314,000
Principal amount						¥ 324,000
Final maturity date of the loan	36 months
Annual interest rate (as a percent)				11.00%	11.00%
Loan repaid	¥ 174,000	¥ 132,000

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.